Bank deposits, net	12 Months Ended
Dec. 31, 2024
Bank deposits, net
Bank deposits, net

4.Bank deposits, net

	As of December 31,
	2023	2024
	RMB	RMB
Short-term bank deposits, net	2,631,256	2,179,886
Long-term bank deposits, net	1,757,804	727,448
Total(i)	4,389,060	2,907,334

The allowance for credit losses recorded in bank deposits as of December 31, 2023 and 2024 were RMB2,408 and RMB1,607.